UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09140

Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

Virtus DFA 2015 Target Date Retirement Income Fund

Virtus DFA 2020 Target Date Retirement Income Fund

Virtus DFA 2025 Target Date Retirement Income Fund

Virtus DFA 2030 Target Date Retirement Income Fund

Virtus DFA 2035 Target Date Retirement Income Fund

Virtus DFA 2040 Target Date Retirement Income Fund

Virtus DFA 2045 Target Date Retirement Income Fund

Virtus DFA 2050 Target Date Retirement Income Fund

Virtus DFA 2055 Target Date Retirement Income Fund

Virtus DFA 2060 Target Date Retirement Income Fund

December 31, 2016

TRUST NAME: VIRTUS RETIREMENT TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Fund	Fund Summary	Schedule of Investments

Portfolio Manager Fund Commentary	8
Virtus DFA 2015 Target Date Retirement Income Fund (“DFA 2015 Target Date Retirement Income Fund”)	10	40
Virtus DFA 2020 Target Date Retirement Income Fund (“DFA 2020 Target Date Retirement Income Fund”)	13	41
Virtus DFA 2025 Target Date Retirement Income Fund (“DFA 2025 Target Date Retirement Income Fund”)	16	42
Virtus DFA 2030 Target Date Retirement Income Fund (“DFA 2030 Target Date Retirement Income Fund”)	19	43
Virtus DFA 2035 Target Date Retirement Income Fund (“DFA 2035 Target Date Retirement Income Fund”)	22	44
Virtus DFA 2040 Target Date Retirement Income Fund (“DFA 2040 Target Date Retirement Income Fund”)	25	45
Virtus DFA 2045 Target Date Retirement Income Fund (“DFA 2045 Target Date Retirement Income Fund”)	28	46
Virtus DFA 2050 Target Date Retirement Income Fund (“DFA 2050 Target Date Retirement Income Fund”)	31	47
Virtus DFA 2055 Target Date Retirement Income Fund (“DFA 2055 Target Date Retirement Income Fund”)	34	48
Virtus DFA 2060 Target Date Retirement Income Fund (“DFA 2060 Target Date Retirement Income Fund”)	37	49
Statements of Assets and Liabilities		50
Statements of Operations		55
Statements of Changes in Net Assets		60
Financial Highlights		66
Notes to Financial Statements		74
Report of Independent Registered Public Accounting Firm		89
Tax Information Notice		90
Fund Management Tables		91

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the 12 months ended December 31, 2016.

At the start of 2016, global markets were challenged by falling oil prices, China’s economic slowdown, and concerns over the Federal Reserve’s (“the Fed”) December 2015 rate hike, its first in nine years. Equities plummeted in the first six weeks of the year, but stabilizing oil prices and the Fed’s softened stance on further rate hikes sparked a market rally that lasted from mid-February until June. The outcomes of the U.K.’s “Brexit” decision and the U.S. presidential election triggered short-lived selloffs later in the year, but calm was restored by better-than-expected corporate earnings and an improving global economic picture. Even though the Fed raised rates at its year-end meeting, other major central banks remained committed to monetary stimulus and provided reassurance to global markets.

For the year, U.S. large- and small-cap stocks generated positive performance, as measured by the 11.96% and 21.31% returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets significantly outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 11.19%, compared with the MSCI EAFE® Index (net), which returned 1.00%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On December 31, 2016, the benchmark 10-year U.S. Treasury yielded 2.45% compared with 2.27% one year earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.65% for the year, while non-investment grade bonds rose 17.13%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

The U.S. economy’s growth, as evidenced by strong jobs, housing, and consumer spending data, gives investors reason for optimism. In addition, the proposed pro-growth policies of the new administration, if implemented, could have a positive impact on corporate earnings and the markets.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

February 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE PERIOD OF JULY 1, 2016 TO DECEMBER 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund (each a “Fund”) of Virtus Retirement Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF JULY 1, 2016 TO DECEMBER 31, 2016

Expense Table
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2015 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$995.60	0.85%	$4.26
Class I	1,000.00	996.60	0.60	3.01
Class R6	1,000.00	997.50	0.40	2.01

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03
DFA 2020 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,001.70	0.85%	$4.28
Class I	1,000.00	1,003.30	0.60	3.02
Class R6	1,000.00	1,004.20	0.40	2.02

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03
DFA 2025 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,013.80	0.85%	$4.30
Class I	1,000.00	1,015.70	0.60	3.04
Class R6	1,000.00	1,016.70	0.40	2.03

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03
DFA 2030 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,029.30	0.85%	$4.34
Class I	1,000.00	1,030.30	0.60	3.06
Class R6	1,000.00	1,031.20	0.40	2.04

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF JULY 1, 2016 TO DECEMBER 31, 2016

Expense Table
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2035 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,049.80	0.85%	$4.38
Class I	1,000.00	1,050.60	0.60	3.09
Class R6	1,000.00	1,051.40	0.40	2.06

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03
DFA 2040 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,062.60	0.85%	$4.41
Class I	1,000.00	1,063.80	0.60	3.11
Class R6	1,000.00	1,065.60	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03
DFA 2045 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,068.70	0.85%	$4.42
Class I	1,000.00	1,068.90	0.60	3.12
Class R6	1,000.00	1,070.80	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03
DFA 2050 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,068.80	0.85%	$4.42
Class I	1,000.00	1,069.20	0.60	3.12
Class R6	1,000.00	1,070.00	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE PERIOD OF JULY 1, 2016 TO DECEMBER 31, 2016

Expense Table
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
DFA 2055 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,068.80	0.85%	$4.42
Class I	1,000.00	1,069.30	0.60	3.12
Class R6	1,000.00	1,070.10	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03
DFA 2060 Target Date Retirement Income Fund
Actual
Class A	$1,000.00	$1,068.50	0.85%	$4.42
Class I	1,000.00	1,068.70	0.60	3.12
Class R6	1,000.00	1,069.60	0.40	2.08

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.86	0.85	4.32
Class I	1,000.00	1,022.12	0.60	3.05
Class R6	1,000.00	1,023.13	0.40	2.03

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

VIRTUS RETIREMENT TRUST

KEY INVESTMENT TERMS

DECEMBER 31, 2016 (Unaudited)

Bloomberg Barclays Global Aggregate Bond Index (USD, hedged) is a broad-based measure of the global investment-grade fixed income markets hedged to the U.S. dollar. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI All Country World Index measures the performance of large- and mid-cap equities across developed and emerging markets. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World ex-USA Investable Market Index (IMI) (net) measures the performance of large, mid, and small-cap equities across developed non-U.S. and emerging markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Growth Index measures the performance of large and mid-cap equities exhibiting overall growth style characteristics across developed countries and emerging markets countries. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Investable Market Index (IMI) (net) measures the performance of large, mid, and small-cap equities across developed and emerging markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Small-Cap Growth Index measures the performance of small-cap equities exhibiting overall growth style characteristics across developed and emerging markets countries. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Small Cap Index measures the performance of small-cap equities across developed and emerging markets. The index is calculated on a total return basis with

VIRTUS RETIREMENT TRUST

KEY INVESTMENT TERMS (Continued)

DECEMBER 31, 2016 (Unaudited)

gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Small-Cap Value Index measures the performance of small-cap equities exhibiting overall value style characteristics across developed and emerging markets countries. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Value Index measures the performance of large and mid-cap securities exhibiting overall value style characteristics across developed and emerging markets countries. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 3000® Index

The Russell 3000® Index is a market capitalization-weighted index of 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

U.S. Treasury Inflation-Protected Securities (TIPS)

A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.

FUND SUMMARIES Portfolio Manager Commentary by Dimensional Fund Advisors LP (“Dimensional”)

Fund Overview

The Virtus DFA Target Date Retirement Income Funds seek capital appreciation and income by investing in a combination of mutual funds managed by Dimensional (“underlying funds”). Each Target Date Fund (“Fund”), except for the Virtus DFA 2015 Target Date Retirement Income Fund, invests according to an asset allocation strategy designed for investors who are planning to retire on or within a few years of the applicable target date and withdraw the value of their investment over many years after the target date. In each Fund, except for the Virtus DFA 2015 Target Date Retirement Income Fund, the allocation to the underlying funds is expected to change based on this asset allocation strategy, from generally being less conservative (having a greater allocation to equity underlying funds) to becoming increasingly more conservative (having a lower allocation to equity underlying funds) until 15 years after the target date. At that time, the Fund portfolio will reach its final static asset allocation.

As part of their asset allocation strategy, the Virtus DFA Target Date Retirement Income Funds invest more of their fixed-income allocation in a liability-driven investing (“LDI”) strategy designed to manage interest rate risk and inflation risk associated with the cost of a typical investor’s in-retirement consumption beginning at the applicable target retirement year. Currently, the LDI strategy is implemented by purchasing U.S. Treasury Inflation Protected Securities (“TIPS”) and short-term fixed-income instruments.

Fund Objectives

Each Fund has an investment objective of total return, consistent with the Fund’s current asset allocation. Total return is comprised of income and capital appreciation.

How did global equity and fixed-income markets perform during the Funds’ 11-month fiscal period ended December 31, 2016?

EQUITY MARKETS

In U.S. dollar terms, global equity markets returned 15.6% for the 11-month fiscal period ended December 31, 2016, as reflected by the MSCI All Country World Investable Market Index (IMI) (net dividends).

The broad U.S. equity market returned 19.5% during the period, as measured by the Russell 3000® Index. In U.S. dollar terms, global markets, excluding the U.S., returned 12.2%, as measured by the MSCI All Country World ex-USA IMI (net dividends). The U.S. dollar appreciated against many developed and emerging markets currencies, particularly the Turkish lira and British pound. Overall, currency fluctuations had a negative impact on U.S. dollar-denominated returns of global ex-U.S. equities.

Small-cap stocks (as measured by the MSCI All Country World Small Cap Index) outperformed large-cap stocks (as measured by the MSCI All Country World Index) by 6.2% for the period.

Along the relative price dimension, large value stocks (as measured by the MSCI All Country World Value Index) outperformed large growth stocks (as measured by the MSCI All Country World Growth Index) by 9.3%, and small value stocks (as measured by the MSCI All Country World Small-Cap Value Index) outperformed small growth stocks (as measured by the MSCI All Country World Small-Cap Growth Index) by 8.9%.

Profitability premiums – the performance of stocks of highly profitable companies over stocks of less profitable companies – were generally negative across global markets during the period.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

FIXED INCOME MARKETS

Global fixed-income returns, hedged to the U.S. dollar (USD), were positive during the period. The Bloomberg Barclays Global Aggregate Bond Index (USD-hedged) returned 2.45% during the period. Within the U.S., the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.25%.

Interest rates across the U.S. fixed-income markets rose during the 11-month period. The yield on the 1-year Treasury bill rose 38 basis points (bps) to finish at 0.85%. (In this context, 100 basis points equals 1.00% of return.) The yield on the 2-year Treasury note rose 44 bps, finishing at 1.20%.

Intermediate and longer maturity U.S. Treasuries experienced the greatest increases in yields for the period. The yield on the 5-year Treasury note rose 60 bps to 1.93%. The yield on the 10-year Treasury note increased 51 bps, finishing at 2.45%, and the yield on the 30-year Treasury bond rose 31 bps to finish at 3.06%.

On the other hand, global interest rates generally decreased during the 11-month period. The yield on the German 10-year bund declined 13 bps to end the year at 0.20%. The yield on the U.K. 10-year gilt fell from 1.57% to 1.24%. The Spanish 10-year government bond decreased 12 bps to 1.39%, while the yield on the Italian 10-year government bond increased 40 bps to 1.82%. The yield on the 10-year Japanese government bond fell 6 bps to finish at 0.04%.

During the 11-month period, the yield curves of developed market sovereign bonds were generally upwardly sloped, indicating positive expected term premiums. Realized term premiums were indeed positive both in the U.S. and globally, as long-term bond maturities outperformed their shorter-term counterparts.

Credit spreads – the difference between the yields of bonds of similar maturity but different credit quality – were wide during the period,

also indicating positive expected credit premiums. During the 11-month period, realized credit premiums were positive both in the U.S. and globally, as lower-quality investment-grade corporates outperformed their higher-quality investment-grade counterparts.

During the 11-month period, real yields decreased in the U.S. 5-year U.S. Treasury Inflation-Protected Securities (TIPS) decreased 5 bps to a real yield of 0.09%, 10-year U.S. TIPS decreased 3 bps to a real yield of 0.50%, and 30-year U.S. TIPS decreased 18 bps to a real yield of 0.99%. Longer-term U.S. TIPS outperformed shorter-term U.S. TIPS during the period.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2015 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VARTX Class I: VDFIX Class R6: VDFRX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 7.93%*, Class I shares returned 8.13%*, and Class R6 shares returned 8.33%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income funds included the DFA Inflation-Protected Securities Portfolio and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets, excluding the U.S., and emerging markets countries. For the period from inception through December 31, 2016, the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to the securities of developed markets excluding U.S. securities, which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the fiscal period.

⬛	The holdings of the fixed-income underlying funds are intended to target the duration of investors’ retirement consumption liabilities and had an average duration of approximately 11.4 years over the period from inception through December 31, 2016. During the period, these holdings underperformed the S&P 500® Index. The Index included only equity securities, whereas the fixed-income underlying funds were completely invested in Treasury Inflation-Protected Securities (TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed-income component of the Fund relative to the Index.

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2015 TARGET DATE RETIREMENT INCOME FUND (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Fixed Income Funds	75%
Domestic Equity Funds	15
International Equity Funds	10

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2015 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	7.93%	1/11/16
Class A Shares at POP[3,4]	1.72	1/11/16
Class I Shares at NAV	8.13	1/11/16
Class R6 Shares at NAV	8.33	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.31%, Net 1.00%; I Shares: Gross 1.06%, Net 0.75%; R6 Shares: Gross 0.86%, Net 0.55%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2020 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VATDX Class I: VDTIX Class R6: VDRRX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 10.08%*, Class I shares returned 10.36%*, and Class R6 shares returned 10.56%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries. For the period from inception through December 31, 2016, the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to securities in developed markets, excluding the U.S., which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets. These fixed-income underlying funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income during the period, these holdings underperformed the S&P 500® Index, as these funds are composed of fixed-income securities and the Index is comprised solely of equities.

⬛	The holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio were intended to target the duration of investors’ retirement consumption liabilities and had an average duration of approximately 15.5 years over the period from inception through December 31, 2016. During the period, these holdings underperformed the S&P 500® Index. The Index included only equity securities, whereas the fixed-income underlying funds were completely invested in Treasury Inflation-Protected Securities (TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2020 TARGET DATE RETIREMENT INCOME FUND (Continued)

primary driver of underperformance for the fixed-income component of the Fund relative to the Index.

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Fixed Income Funds	65%
Domestic Equity Funds	20
International Equity Funds	12
International Fixed Income Funds	3

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2020 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	10.08%	1/11/16
Class A Shares at POP[3,4]	3.75	1/11/16
Class I Shares at NAV	10.36	1/11/16
Class R6 Shares at NAV	10.56	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.33%, Net 1.02%; I Shares: Gross 1.08%, Net 0.77%; R6 Shares: Gross 0.88%, Net 0.57%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2025 TARGET DATE RETIREMENT TRUST Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VDAAX Class I: VITDX Class R6: VRDFX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 11.92%*, Class I shares returned 12.24%*, and Class R6 shares returned 12.44%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries . For the period from inception through December 31, 2016, the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to developed market securities excluding the U.S., which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets. These fixed-income underlying funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income securities during the period, these holdings underperformed the S&P 500® Index, as the funds are composed of fixed-income securities and the Index is comprised solely of equities.

⬛	The DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio were intended to target the duration of investors’ retirement consumption liabilities and had an average duration of approximately 20.5 years over the period from inception through December 31, 2016. The Index included only equity securities, whereas the fixed-income underlying funds were completely invested in Treasury Inflation-Protected Securities (TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed-income component of the Fund relative to the Index.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2025 TARGET DATE RETIREMENT TRUST (Continued)

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Fixed Income Funds	46%
Domestic Equity Funds	29
International Equity Funds	17
International Fixed Income Funds	8

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2025 TARGET DATE RETIREMENT TRUST (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	11.92%	1/11/16
Class A Shares at POP[3,4]	5.48	1/11/16
Class I Shares at NAV	12.24	1/11/16
Class R6 Shares at NAV	12.44	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.35%, Net 1.04%; I Shares: Gross 1.10%, Net 0.79%; R6 Shares: Gross 0.90%, Net 0.59%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2030 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VDFAX Class I: VRITX Class R6: VRRDX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 12.71%*, Class I shares returned 13.03%*, and Class R6 shares returned 13.23%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries. For the period from inception through December 31, 2016, the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to developed market securities excluding the U.S., which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets. These fixed-income underlying funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income during the period, these holdings underperformed the S&P 500® Index, as the funds are composed of fixed-income securities and the Index is comprised solely of equities.

⬛	The holdings of the DFA LTIP Portfolio were intended to target the duration of investors’ retirement consumption liabilities and had an average duration of approximately 24.5 years over the period from inception through December 31, 2016. The Index included only equity securities, whereas the fixed-income underlying funds were completely invested in Treasury Inflation-Protected Securities (TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed-income component of the Fund relative to the Index.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2030 TARGET DATE RETIREMENT INCOME FUND (Continued)

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Equity Funds	37%
Domestic Fixed Income Funds	27
International Equity Funds	22
International Fixed Income Funds	14

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2030 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	12.71%	1/11/16
Class A Shares at POP[3,4]	6.23	1/11/16
Class I Shares at NAV	13.03	1/11/16
Class R6 Shares at NAV	13.23	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.37%, Net 1.06%; I Shares: Gross 1.12%, Net 0.81%; R6 Shares: Gross 0.92%, Net 0.61%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2035 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VRTAX Class I: VTDIX Class R6: VRRTX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 13.06%*, Class I shares returned 13.25%*, and Class R6 shares returned 13.45%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying Funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries. For the period from inception through December 31, 2016, the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to developed market securities excluding the U.S., which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets. These underlying funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income during the period, these holdings underperformed the S&P 500® Index, as the funds are composed of fixed-income securities and the Index is comprised solely of equities.

⬛	The holdings of the DFA LTIP Portfolio were intended to target the duration of investors’ retirement consumption liabilities and had an average duration of approximately 24.5 years over the period from inception through December 31, 2016. The Index included only equity securities, whereas the fixed-income underlying funds were completely invested in Treasury Inflation-Protected Securities (TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed-income component of the Fund relative to the Index.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2035 TARGET DATE RETIREMENT INCOME FUND (Continued)

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Equity Funds	47%
International Equity Funds	29
International Fixed Income Funds	19
Domestic Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2035 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	13.06%	1/11/16
Class A Shares at POP[3,4]	6.56	1/11/16
Class I Shares at NAV	13.25	1/11/16
Class R6 Shares at NAV	13.45	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.38%, Net 1.07%; I Shares: Gross 1.13%, Net 0.82%; R6 Shares: Gross 0.93%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2040 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTARX Class I: VIDFX Class R6: VRTRX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 14.76%*, Class I shares returned 15.00%*, and Class R6 shares returned 15.30%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries. For the period from inception through December 31, 2016, the holdings of the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to developed markets securities excluding the U.S., which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The fixed-income underlying funds are also intended to be part of the Fund’s growth assets. These funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income during the period, the fixed-income underlying funds underperformed the S&P 500® Index, as the funds are composed of fixed-income securities and the Index is comprised solely of equities.

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2040 TARGET DATE RETIREMENT INCOME FUND (Continued)

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Equity Funds	55%
International Equity Funds	33
International Fixed Income Funds	12

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2040 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	14.76%	1/11/16
Class A Shares at POP[3,4]	8.16	1/11/16
Class I Shares at NAV	15.00	1/11/16
Class R6 Shares at NAV	15.30	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.38%, Net 1.07%; I Shares: Gross 1.13%, Net 0.82%; R6 Shares: Gross 0.93%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2045 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTATX Class I: VTIDX Class R6: VTDRX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 15.85%*, Class I shares returned 16.08%*, and Class R6 shares returned 16.40%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries. For the period from inception through December 31, 2016, the holdings of the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to the securities of developed markets excluding U.S. securities, which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The fixed-income underlying funds are also intended to be part of the Fund’s growth assets. These funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income during the period, the fixed-income underlying funds underperformed the S&P 500® Index, as the funds are composed of fixed-income securities and the Index is comprised solely of equities.

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2045 TARGET DATE RETIREMENT INCOME FUND (Continued)

Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Equity Funds	59%
International Equity Funds	36
International Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2045 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	15.85%	1/11/16
Class A Shares at POP[3,4]	9.19	1/11/16
Class I Shares at NAV	16.08	1/11/16
Class R6 Shares at NAV	16.40	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.38%, Net 1.07%; I Shares: Gross 1.13%, Net 0.82%; R6 Shares: Gross 0.93%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2050 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTDAX Class I: VTIRX Class R6: VTRTX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 15.85%*, Class I shares returned 16.11%*, and Class R6 shares returned 16.31%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries. For the period from inception through December 31, 2016, the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to the securities of developed markets excluding U.S. securities, which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The fixed-income underlying funds are also intended to be part of the Fund’s growth assets. These funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income during the period, the fixed-income underlying funds underperformed the S&P 500® Index, as the funds are composed of fixed-income securities and the Index is comprised solely of equities.

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2050 TARGET DATE RETIREMENT INCOME FUND (Continued)

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Equity Funds	60%
International Equity Funds	35
International Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2050 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	15.85%	1/11/16
Class A Shares at POP[3,4]	9.19	1/11/16
Class I Shares at NAV	16.11	1/11/16
Class R6 Shares at NAV	16.31	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.38%, Net 1.07%; I Shares: Gross 1.13%, Net 0.82%; R6 Shares: Gross 0.93%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2055 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTRAX Class I: VTITX Class R6: VRDTX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 15.86%*, Class I shares returned 16.13%*, and Class R6 shares returned 16.33%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries. For the period from inception through December 31, 2016, the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to the securities of developed markets excluding U.S. securities, which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The fixed-income underlying funds are also intended to be part of the Fund’s growth assets. These funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income during the period, the fixed-income underlying funds underperformed the S&P 500® Index, as the funds are composed of fixed-income securities and the Index is comprised solely of equities.

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2055 TARGET DATE RETIREMENT INCOME FUND (Continued)

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Equity Funds	60%
International Equity Funds	35
International Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2055 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	15.86%	1/11/16
Class A Shares at POP[3,4]	9.20	1/11/16
Class I Shares at NAV	16.13	1/11/16
Class R6 Shares at NAV	16.33	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.38%, Net 1.07%; I Shares: Gross 1.13%, Net 0.82%; R6 Shares: Gross 0.93%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2060 TARGET DATE RETIREMENT INCOME FUND Fund Summary December 31, 2016 (Unaudited) Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTTAX Class I: VTTIX Class R6: VTTRX

⬛	For the fiscal period January 11, 2016 (inception of date of the Fund) through December 31, 2016, the Fund’s Class A shares at NAV returned 15.83%*, Class I shares returned 16.06%*, and Class R6 shares returned 16.26%*. For the same period, the S&P 500® Index, both the broad-based equity index and the style specific index, returned 18.89%*.

*	Returns less than 1 year are not annualized.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

What factors affected the Fund’s performance during the 11-month fiscal period ended December 31, 2016?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed-income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio, and the Fund’s investments in fixed-income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed-income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed-income markets rather than by the behavior of a limited group of securities.
⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to developed markets excluding the U.S. and emerging markets countries. For the period from inception through December 31, 2016, the equity underlying funds collectively underperformed the S&P 500® Index, primarily as a result of the Fund’s greater allocation than the Index to the securities of developed markets excluding U.S. securities, which are not in the Index and underperformed, detracting from the Fund’s relative performance. Conversely, the equity underlying funds’ greater exposure than the Index to small-cap value stocks contributed positively to the Fund’s relative performance, as these stocks generally outperformed during the period.

⬛	The fixed-income underlying funds are also intended to be part of the Fund’s growth assets. These Funds seek to capture term and credit premiums within global investment-grade bonds. With equities generally outperforming fixed-income during the period, the fixed-income underlying funds underperformed the S&P 500® Index, as the funds are composed of fixed-income securities and the Index is comprised solely of equities.

The preceding information is the opinion of portfolio management. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

There is no guarantee that the Fund will meet its objective.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2060 TARGET DATE RETIREMENT INCOME FUND (Continued)

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2016.
Domestic Equity Funds	59%
International Equity Funds	36
International Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2060 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/16
	Since Inception	Inception Date
Class A Shares at NAV[2]	15.83%	1/11/16
Class A Shares at POP[3,4]	9.17	1/11/16
Class I Shares at NAV	16.06	1/11/16
Class R6 Shares at NAV	16.26	1/11/16
S&P 500® Index	18.89[5]	—

Fund Expense Ratios6: A Shares: Gross 1.38%, Net 1.07%; I Shares: Gross 1.13%, Net 0.82%; R6 Shares: Gross 0.93%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 8, 2016, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through December 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.3%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	1,484	$26
DFA Inflation Protected Securities Portfolio – Institutional Shares	60,403	705
DFA International Core Equity Portfolio – Institutional Shares	2,495	29
DFA Large Cap International Portfolio – Institutional Shares	2,905	57
DFA LTIP Portfolio – Institutional Shares	18,111	165
DFA U.S. Core Equity1 Portfolio – Institutional Shares	4,687	90
DFA U.S. Large Company Portfolio – Institutional Shares	5,202	91
TOTAL MUTUAL FUNDS (Identified Cost $1,104)		1,163
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $1,104)		1,163
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	519	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.4% (Identified Cost $1,105)		1,164(1)
Other assets and liabilities, net—1.6%		19

NET ASSETS—100.0%		$1,183

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,163	$1,163
Short-Term Investment	1	1

Total Investments	$1,164	$1,164

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	2,122	$37
DFA Inflation Protected Securities Portfolio – Institutional Shares	41,449	484
DFA International Core Equity Portfolio – Institutional Shares	3,591	42
DFA Large Cap International Portfolio – Institutional Shares	4,254	84
DFA LTIP Portfolio – Institutional Shares	40,839	373
DFA Short-Term Extended Quality Portfolio – Institutional Shares	1,962	21
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,118	21
DFA U.S. Core Equity1 Portfolio – Institutional Shares	6,966	134
DFA U.S. Large Company Portfolio – Institutional Shares	7,775	135
TOTAL MUTUAL FUNDS (Identified Cost $1,252)		1,331
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,252)		1,331
SHORT-TERM INVESTMENT—0.0%
Money Market Mutual Fund(2)—0.0%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	415	—	(3)
TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(3))		—	(3)
TOTAL INVESTMENTS—98.7% (Identified Cost $1,252)		1,331(1)
Other assets and liabilities, net—1.3%		18

NET ASSETS—100.0%		$1,349

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(3)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016		Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,331		$1,331
Short-Term Investment	—	(1)	—	(1)

Total Investments	$1,331		$1,331

(1)	Amount is less than $500.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.5%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	2,885	$50
DFA Inflation Protected Securities Portfolio – Institutional Shares	13,255	155
DFA International Core Equity Portfolio – Institutional Shares	4,800	56
DFA Large Cap International Portfolio – Institutional Shares	5,635	110
DFA LTIP Portfolio – Institutional Shares	46,516	425
DFA Short-Term Extended Quality Portfolio – Institutional Shares	4,942	53
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	5,335	53
DFA U.S. Core Equity1 Portfolio – Institutional Shares	9,329	180
DFA U.S. Large Company Portfolio – Institutional Shares	10,394	181
TOTAL MUTUAL FUNDS (Identified Cost $1,162)		1,263
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified Cost $1,162)		1,263
SHORT-TERM INVESTMENT—0.0%
Money Market Mutual Fund(2)—0.0%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	463	—	(3)
TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(3))		—	(3)
TOTAL INVESTMENTS—98.5% (Identified Cost $1,162)		1,263(1)
Other assets and liabilities, net—1.5%		19

NET ASSETS—100.0%		$1,282

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(3)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016		Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,263		$1,263
Short-Term Investment	—	(1)	—	(1)

Total Investments	$1,263		$1,263

(1)	Amount is less than $500.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.6%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	3,660	$64
DFA International Core Equity Portfolio – Institutional Shares	6,132	72
DFA Large Cap International Portfolio – Institutional Shares	7,212	141
DFA LTIP Portfolio – Institutional Shares	36,953	337
DFA Short-Term Extended Quality Portfolio – Institutional Shares	7,944	86
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	8,577	85
DFA U.S. Core Equity1 Portfolio – Institutional Shares	11,931	230
DFA U.S. Large Company Portfolio – Institutional Shares	13,219	230
TOTAL MUTUAL FUNDS (Identified Cost $1,134)		1,245
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $1,134)		1,245
SHORT-TERM INVESTMENT—0.0%
Money Market Mutual Fund(2)—0.0%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	446	—	(3)
TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(3))		—	(3)
TOTAL INVESTMENTS—98.6% (Identified Cost $1,134)		1,245(1)
Other assets and liabilities, net—1.4%		18

NET ASSETS—100.0%		$1,263

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(3)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016		Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,245		$1,245
Short-Term Investment	—	(1)	—	(1)

Total Investments	$1,245		$1,245

(1)	Amount is less than $500.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.6%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	4,851	$84
DFA International Core Equity Portfolio – Institutional Shares	8,644	101
DFA Large Cap International Portfolio – Institutional Shares	9,986	196
DFA LTIP Portfolio – Institutional Shares	8,439	77
DFA Short-Term Extended Quality Portfolio – Institutional Shares	11,580	124
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	12,640	126
DFA U.S. Core Equity1 Portfolio – Institutional Shares	16,195	312
DFA U.S. Large Company Portfolio – Institutional Shares	17,976	313
TOTAL MUTUAL FUNDS (Identified Cost $1,208)		1,333
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $1,208)		1,333
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	645	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.7% (Identified Cost $1,209)		1,334(1)
Other assets and liabilities, net—1.3%		18

NET ASSETS—100.0%		$1,352

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,333	$1,333
Short-Term Investment	1	1

Total Investments	$1,334	$1,334

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.3%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	4,890	$85
DFA International Core Equity Portfolio – Institutional Shares	8,765	102
DFA Large Cap International Portfolio – Institutional Shares	10,250	201
DFA Short-Term Extended Quality Portfolio – Institutional Shares	6,881	74
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	7,459	74
DFA U.S. Core Equity1 Portfolio – Institutional Shares	16,848	324
DFA U.S. Large Company Portfolio – Institutional Shares	18,729	326
TOTAL MUTUAL FUNDS (Identified Cost $1,055)		1,186
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $1,055)		1,186
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	600	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.4% (Identified Cost $1,056)		1,187(1)
Other assets and liabilities, net—1.6%		19

NET ASSETS—100.0%		$1,206

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,186	$1,186
Short-Term Investment	1	1

Total Investments	$1,187	$1,187

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(2)—98.4%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,482	$95
DFA International Core Equity Portfolio – Institutional Shares	9,289	108
DFA Large Cap International Portfolio – Institutional Shares	11,028	216
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,773	30
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,006	30
DFA U.S. Core Equity1 Portfolio – Institutional Shares	18,158	350
DFA U.S. Large Company Portfolio – Institutional Shares	20,215	352
TOTAL MUTUAL FUNDS (Identified Cost $1,040)		1,181
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $1,040)		1,181
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	901	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.5% (Identified Cost $1,041)		1,182(1)
Other assets and liabilities, net—1.5%		18

NET ASSETS—100.0%		$1,200

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,181	$1,181
Short-Term Investment	1	1

Total Investments	$1,182	$1,182

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.3%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,206	$90
DFA International Core Equity Portfolio – Institutional Shares	9,053	105
DFA Large Cap International Portfolio – Institutional Shares	10,692	210
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,675	29
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,900	29
DFA U.S. Core Equity1 Portfolio – Institutional Shares	17,642	340
DFA U.S. Large Company Portfolio – Institutional Shares	19,556	340
TOTAL MUTUAL FUNDS (Identified Cost $1,005)		1,143
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $1,005)		1,143
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	647	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.4% (Identified Cost $1,006)		1,144(1)
Other assets and liabilities, net—1.6%		19

NET ASSETS—100.0%		$1,163

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,143	$1,143
Short-Term Investment	1	1

Total Investments	$1,144	$1,144

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.3%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,197	$90
DFA International Core Equity Portfolio – Institutional Shares	9,054	105
DFA Large Cap International Portfolio – Institutional Shares	10,688	210
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,674	29
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	2,899	29
DFA U.S. Core Equity1 Portfolio – Institutional Shares	17,642	340
DFA U.S. Large Company Portfolio – Institutional Shares	19,545	340
TOTAL MUTUAL FUNDS (Identified Cost $1,005)		1,143
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $1,005)		1,143
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	729	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.4% (Identified Cost $1,006)		1,144(1)
Other assets and liabilities, net—1.6%		19

NET ASSETS—100.0%		$1,163

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,143	$1,143
Short-Term Investment	1	1

Total Investments	$1,144	$1,144

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(2)—98.3%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,647	$98
DFA International Core Equity Portfolio – Institutional Shares	9,494	111
DFA Large Cap International Portfolio – Institutional Shares	11,182	219
DFA Short-Term Extended Quality Portfolio – Institutional Shares	2,798	30
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,033	30
DFA U.S. Core Equity1 Portfolio – Institutional Shares	18,443	355
DFA U.S. Large Company Portfolio – Institutional Shares	20,492	357
TOTAL MUTUAL FUNDS (Identified Cost $1,060)		1,200
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $1,060)		1,200
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(2)—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.440%)	853	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.4% (Identified Cost $1,061)		1,201(1)
Other assets and liabilities, net—1.6%		19

NET ASSETS—100.0%		$1,220

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,200	$1,200
Short-Term Investment	1	1

Total Investments	$1,201	$1,201

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

(Reported in thousands except shares and per share amounts)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,164		$1,331
Receivables
Receivable from adviser	4		3
Dividends and interest receivable	—		—	(2)
Prepaid expenses	34		34
Other assets	—	(2)	—	(2)

Total assets	1,202		1,368

Liabilities
Payables
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	19		19

Net Assets	$1,183		$1,349

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,121		$1,267
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	3		3
Net unrealized appreciation (depreciation) on investments	59		79

Net Assets	$1,183		$1,349

Class A
Net asset value (net assets/shares outstanding) per share	$10.61		$10.85
Maximum offering price per share NAV/(1-5.75%)	$11.26		$11.51
Shares of beneficial interest outstanding, no par value, unlimited authorization	19,579		32,644
Net Assets	$208		$354
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.61		$10.86
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,192		10,162
Net Assets	$108		$110
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$10.63		$10.88
Shares of beneficial interest outstanding, no par value, unlimited authorization	81,531		81,294
Net Assets	$867		$885

(1) Investment in securities at cost	$1,105		$1,252
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

(Reported in thousands except shares and per share amounts)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)(3)	$1,263		$1,245
Receivables
Fund shares sold	—	(2)	—
Receivable from adviser	4		4
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	34		33
Other assets	—	(2)	—	(2)

Total assets	1,301		1,282

Liabilities
Payables
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	19		19

Net Assets	$1,282		$1,263

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,177		$1,149
Accumulated undistributed net investment income (loss)	—	(2)	(1)
Accumulated undistributed net realized gain (loss)	4		4
Net unrealized appreciation (depreciation) on investments	101		111

Net Assets	$1,282		$1,263

Class A
Net asset value (net assets/shares outstanding) per share	$11.02		$11.10
Maximum offering price per share NAV/(1-5.75%)	$11.69		$11.78
Shares of beneficial interest outstanding, no par value, unlimited authorization	24,532		22,036
Net Assets	$270		$244
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.03		$11.11
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,176		10,173
Net Assets	$112		$113
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$11.05		$11.13
Shares of beneficial interest outstanding, no par value, unlimited authorization	81,403		81,385
Net Assets	$900		$906

(1) Investment in securities at cost	$1,162		$1,134
(2) Amount less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

(Reported in thousands except shares and per share amounts)

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)(3)	$1,334		$1,187
Receivables
Receivable from adviser	3		4
Prepaid expenses	34		34
Other assets	—	(2)	—	(2)

Total assets	1,371		1,225

Liabilities
Payables
Fund shares repurchased	—	(2)	—
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		2

Total liabilities	19		19

Net Assets	$1,352		$1,206

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,223		$1,071
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	4		4
Net unrealized appreciation (depreciation) on investments	125		131

Net Assets	$1,352		$1,206

Class A
Net asset value (net assets/shares outstanding) per share	$11.14		$11.31
Maximum offering price per share NAV/(1-5.75%)	$11.82		$12.00
Shares of beneficial interest outstanding, no par value, unlimited authorization	29,667		14,186
Net Assets	$331		$160
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.14		$11.32
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,166		10,931
Net Assets	$113		$124
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$11.17		$11.34
Shares of beneficial interest outstanding, no par value, unlimited authorization	81,326		81,342
Net Assets	$908		$922

(1) Investment in securities at cost	$1,209		$1,056
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

(Reported in thousands except shares and per share amounts)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,182		$1,144
Receivables
Receivable from adviser	4		4
Prepaid expenses	33		33
Other assets	—	(2)	—	(2)

Total assets	1,219		1,181

Liabilities
Payables
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		1

Total liabilities	19		18

Net Assets	$1,200		$1,163

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,055		$1,020
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	4		5
Net unrealized appreciation (depreciation) on investments	141		138

Net Assets	$1,200		$1,163

Class A
Net asset value (net assets/shares outstanding) per share	$11.41		$11.41
Maximum offering price per share NAV/(1-5.75%)	$12.11		$12.11
Shares of beneficial interest outstanding, no par value, unlimited authorization	13,445		10,153
Net Assets	$153		$116
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.41		$11.41
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,174		10,177
Net Assets	$116		$116
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$11.44		$11.43
Shares of beneficial interest outstanding, no par value, unlimited authorization	81,395		81,410
Net Assets	$931		$931

(1) Investment in securities at cost	$1,041		$1,006
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

(Reported in thousands except shares and per share amounts)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,144		$1,201
Receivables
Receivable from adviser	4		4
Prepaid expenses	33		33
Other assets	—	(2)	—	(2)

Total assets	1,181		1,238

Liabilities
Payables
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	18		18

Net Assets	$1,163		$1,220

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,021		$1,076
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	4		4
Net unrealized appreciation (depreciation) on investments	138		140

Net Assets	$1,163		$1,220

Class A
Net asset value (net assets/shares outstanding) per share	$11.41		$11.41
Maximum offering price per share NAV/(1-5.75%)	$12.11		$12.11
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,171		13,417
Net Assets	$116		$153
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.41		$11.41
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,178		11,956
Net Assets	$116		$136
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$11.43		$11.44
Shares of beneficial interest outstanding, no par value, unlimited authorization	81,417		81,374
Net Assets	$931		$931

(1) Investment in securities at cost	$1,006		$1,061
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS

FISCAL PERIOD ENDED DECEMBER 31, 2016

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund(2)		DFA 2020 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$23		$26

Total investment income	23		26

Expenses
Investment advisory fees	3		3
Distribution and Service fees—Class A	—	(1)	1
Administration fees	1		1
Transfer agent fees and expenses	1		1
Registration fees	49		49
Printing fees and expenses	7		7
Custodian fees	1		1
Professional fees	22		22
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	3		2

Total expenses	87		87
Less expenses reimbursed and/or waived by investment adviser	(81)		(81)

Net expenses	6		6

Net investment income (loss)	17		20

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	5		1
Capital gain distributions from underlying funds	3		3
Net change in unrealized appreciation (depreciation) on investments	59		79

Net gain (loss) on investments	67		83

Net increase (decrease) in net assets resulting from operations	$84		$103

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

FISCAL PERIOD ENDED DECEMBER 31, 2016

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund(2)		DFA 2030 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$26		$26

Total investment income	26		26

Expenses
Investment advisory fees	3		3
Distribution and Service fees—Class A	—	(1)	—	(1)
Administration fees	1		1
Transfer agent fees and expenses	1		1
Registration fees	49		49
Printing fees and expenses	7		7
Custodian fees	1		1
Professional fees	22		22
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	2		3

Total expenses	86		87
Less expenses reimbursed and/or waived by investment adviser	(81)		(81)

Net expenses	5		6

Net investment income (loss)	21		20

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2		2
Capital gain distributions from underlying funds	3		2
Net change in unrealized appreciation (depreciation) on investments	101		111

Net gain (loss) on investments	106		115

Net increase (decrease) in net assets resulting from operations	$127		$135

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

FISCAL PERIOD ENDED DECEMBER 31, 2016

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund(2)		DFA 2040 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$26		$24

Total investment income	26		24

Expenses
Investment advisory fees	3		3
Distribution and Service fees—Class A	1		—	(1)
Administration fees	1		1
Transfer agent fees and expenses	1		1
Registration fees	48		49
Printing fees and expenses	7		7
Custodian fees	1		1
Professional fees	22		22
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	3		2

Total expenses	87		86
Less expenses reimbursed and/or waived by investment adviser	(81)		(81)

Net expenses	6		5

Net investment income (loss)	20		19

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2		1
Capital gain distributions from underlying funds	3		3
Net change in unrealized appreciation (depreciation) on investments	125		131

Net gain (loss) on investments	130		135

Net increase (decrease) in net assets resulting from operations	$150		$154

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

FISCAL PERIOD ENDED DECEMBER 31, 2016

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund(2)		DFA 2050 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$25		$25

Total investment income	25		25

Expenses
Investment advisory fees	3		3
Distribution and Service fees—Class A	—	(1)	—	(1)
Administration fees	1		1
Transfer agent fees and expenses	1		1
Registration fees	48		49
Printing fees and expenses	7		7
Custodian fees	1		1
Professional fees	22		22
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	3		2

Total expenses	86		86
Less expenses reimbursed and/or waived by investment adviser	(81)		(81)

Net expenses	5		5

Net investment income (loss)	20		20

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1		2
Capital gain distributions from underlying funds	3		3
Net change in unrealized appreciation (depreciation) on investments	141		138

Net gain (loss) on investments	145		143

Net increase (decrease) in net assets resulting from operations	$165		$163

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

FISCAL PERIOD ENDED DECEMBER 31, 2016

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund(2)		DFA 2060 Target Date Retirement Income Fund(2)
Investment Income
Dividends	$25		$25

Total investment income	25		25

Expenses
Investment advisory fees	3		3
Distribution and Service fees—Class A	—	(1)	—	(1)
Administration fees	1		1
Transfer agent fees and expenses	1		1
Registration fees	49		49
Printing fees and expenses	7		7
Custodian fees	1		1
Professional fees	22		22
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	2		2

Total expenses	86		86
Less expenses reimbursed and/or waived by investment adviser	(81)		(81)

Net expenses	5		5

Net investment income (loss)	20		20

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1		—	(1)
Capital gain distributions from underlying funds	3		4
Net change in unrealized appreciation (depreciation) on investments	138		140

Net gain (loss) on investments	142		144

Net increase (decrease) in net assets resulting from operations	$162		$164

(1)	Amount is less than $500.
(2)	Inception date January 11, 2016.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund	DFA 2020 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$17	$20
Net realized gain (loss)	8	4
Net change in unrealized appreciation (depreciation)	59	79

Increase (decrease) in net assets resulting from operations	84	103

From Distributions to Shareholders
Net investment income, Class A	(3)	(5)
Net investment income, Class I	(1)	(2)
Net investment income, Class R6	(13)	(14)
Net realized short-term gains, Class A	(2)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(3)	—

Decrease in net assets from distributions to shareholders	(22)	(21)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	202	351
Change in net assets from share transactions, Class I	103	102
Change in net assets from share transactions, Class R6	816	814

Increase (decrease) in net assets from share transactions	1,121	1,267

Net increase (decrease) in net assets	1,183	1,349

Net Assets
Beginning of period	—	—

End of period	$1,183	$1,349

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund	DFA 2030 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$21	$20
Net realized gain (loss)	5	4
Net change in unrealized appreciation (depreciation)	101	111

Increase (decrease) in net assets resulting from operations	127	135

From Distributions to Shareholders
Net investment income, Class A	(4)	(4)
Net investment income, Class I	(2)	(2)
Net investment income, Class R6	(16)	(15)

Decrease in net assets from distributions to shareholders	(22)	(21)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	259	231
Change in net assets from share transactions, Class I	102	102
Change in net assets from share transactions, Class R6	816	816

Increase (decrease) in net assets from share transactions	1,177	1,149

Net increase (decrease) in net assets	1,282	1,263

Net Assets
Beginning of period	—	—

End of period	$1,282	$1,263

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$(1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund	DFA 2040 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$20	$19
Net realized gain (loss)	5	4
Net change in unrealized appreciation (depreciation)	125	131

Increase (decrease) in net assets resulting from operations	150	154

From Distributions to Shareholders
Net investment income, Class A	(4)	(2)
Net investment income, Class I	(2)	(2)
Net investment income, Class R6	(14)	(15)
Net realized short-term gains, Class A	— (1)	—
Net realized short-term gains, Class I	— (1)	—
Net realized short-term gains, Class R6	(1)	—

Decrease in net assets from distributions to shareholders	(21)	(19)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	306	146
Change in net assets from share transactions, Class I	102	110
Change in net assets from share transactions, Class R6	815	815

Increase (decrease) in net assets from share transactions	1,223	1,071

Net increase (decrease) in net assets	1,352	1,206

Net Assets
Beginning of period	—	—

End of period	$1,352	$1,206

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund	DFA 2050 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$20	$20
Net realized gain (loss)	4	5
Net change in unrealized appreciation (depreciation)	141	138

Increase (decrease) in net assets resulting from operations	165	163

From Distributions to Shareholders
Net investment income, Class A	(2)	(2)
Net investment income, Class I	(2)	(2)
Net investment income, Class R6	(16)	(16)

Decrease in net assets from distributions to shareholders	(20)	(20)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	137	102
Change in net assets from share transactions, Class I	102	102
Change in net assets from share transactions, Class R6	816	816

Increase (decrease) in net assets from share transactions	1,055	1,020

Net increase (decrease) in net assets	1,200	1,163

Net Assets
Beginning of period	—	—

End of period	$1,200	$1,163

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund	DFA 2060 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$20	$20
Net realized gain (loss)	4	4
Net change in unrealized appreciation (depreciation)	138	140

Increase (decrease) in net assets resulting from operations	162	164

From Distributions to Shareholders
Net investment income, Class A	(2)	(2)
Net investment income, Class I	(2)	(2)
Net investment income, Class R6	(16)	(16)

Decrease in net assets from distributions to shareholders	(20)	(20)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	102	138
Change in net assets from share transactions, Class I	103	122
Change in net assets from share transactions, Class R6	816	816

Increase (decrease) in net assets from share transactions	1,021	1,076

Net increase (decrease) in net assets	1,163	1,220

Net Assets
Beginning of period	—	—

End of period	$1,163	$1,220

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2015 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.16	0.63	0.79	(0.14)	(0.04)	(0.18)
Class I
1/11/16(3) to 12/31/16	10.00	0.15	0.66	0.81	(0.16)	(0.04)	(0.20)
Class R6
1/11/16(3) to 12/31/16	10.00	0.17	0.66	0.83	(0.16)	(0.04)	(0.20)
DFA 2020 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.18	0.83	1.01	(0.16)	—	(0.16)
Class I
1/11/16(3) to 12/31/16	10.00	0.16	0.88	1.04	(0.18)	—	(0.18)
Class R6
1/11/16(3) to 12/31/16	10.00	0.19	0.87	1.06	(0.18)	—	(0.18)
DFA 2025 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.18	1.01	1.19	(0.17)	—	(0.17)
Class I
1/11/16(3) to 12/31/16	10.00	0.18	1.05	1.23	(0.20)	—	(0.20)
Class R6
1/11/16(3) to 12/31/16	10.00	0.20	1.05	1.25	(0.20)	—	(0.20)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.61	$10.61	7.93	%(5)	$208	0.85	%(4)	7.67	%(4)	1.52	%(4)	7	%(5)

0.61	10.61	8.13	(5)	108	0.60	(4)	8.01	(4)	1.42	(4)	7	(5)

0.63	10.63	8.33	(5)	867	0.40	(4)	8.00	(4)	1.62	(4)	7	(5)

0.85	$10.85	10.08	%(5)	$354	0.85	%(4)	7.13	%(4)	1.67	%(4)	5	%(5)

0.86	10.86	10.36	(5)	110	0.60	(4)	7.60	(4)	1.56	(4)	5	(5)

0.88	10.88	10.56	(5)	885	0.40	(4)	7.60	(4)	1.76	(4)	5	(5)

1.02	$11.02	11.92	%(5)	$270	0.85	%(4)	7.18	%(4)	1.68	%(4)	6	%(5)

1.03	11.03	12.24	(5)	112	0.60	(4)	7.68	(4)	1.65	(4)	6	(5)

1.05	11.05	12.44	(5)	900	0.40	(4)	7.67	(4)	1.85	(4)	6	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2030 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.19	1.08	1.27	(0.17)	—	(0.17)
Class I
1/11/16(3) to 12/31/16	10.00	0.17	1.13	1.30	(0.19)	—	(0.19)
Class R6
1/11/16(3) to 12/31/16	10.00	0.20	1.12	1.32	(0.19)	—	(0.19)
DFA 2035 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.16	1.15	1.31	(0.16)	(0.01)	(0.17)
Class I
1/11/16(3) to 12/31/16	10.00	0.16	1.16	1.32	(0.17)	(0.01)	(0.18)
Class R6
1/11/16(3) to 12/31/16	10.00	0.19	1.16	1.35	(0.17)	(0.01)	(0.18)
DFA 2040 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.15	1.32	1.47	(0.16)	—	(0.16)
Class I
1/11/16(3) to 12/31/16	10.00	0.18	1.33	1.51	(0.19)	—	(0.19)
Class R6
1/11/16(3) to 12/31/16	10.00	0.19	1.34	1.53	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

1.10	$11.10	12.71	%(5)	$244	0.85	%(4)	7.43	%(4)	1.79	%(4)	6	%(5)

1.11	11.11	13.03	(5)	113	0.60	(4)	7.83	(4)	1.65	(4)	6	(5)

1.13	11.13	13.23	(5)	906	0.40	(4)	7.82	(4)	1.85	(4)	6	(5)

1.14	$11.14	13.06	%(5)	$331	0.85	%(4)	6.49	%(4)	1.47	%(4)	4	%(5)

1.14	11.14	13.25	(5)	113	0.60	(4)	7.70	(4)	1.57	(4)	4	(5)

1.17	11.17	13.55	(5)	908	0.40	(4)	7.69	(4)	1.77	(4)	4	(5)

1.31	$11.31	14.76	%(5)	$160	0.85	%(4)	8.02	%(4)	1.46	%(4)	3	%(5)

1.32	11.32	15.10	(5)	124	0.60	(4)	7.99	(4)	1.66	(4)	3	(5)

1.34	11.34	15.30	(5)	922	0.40	(4)	8.01	(4)	1.83	(4)	3	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2045 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.16	1.42	1.58	(0.17)	—	(0.17)
Class I
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)
Class R6
1/11/16(3) to 12/31/16	10.00	0.20	1.44	1.64	(0.20)	—	(0.20)
DFA 2050 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.15	1.43	1.58	(0.17)	—	(0.17)
Class I
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)
Class R6
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)
DFA 2055 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.15	1.43	1.58	(0.17)	—	(0.17)
Class I
1/11/16(3) to 12/31/16	10.00	0.21	1.40	1.61	(0.20)	—	(0.20)
Class R6
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

1.41	$11.41	15.85	%(5)	$153	0.85	%(4)	7.88	%(4)	1.51	%(4)	4	%(5)

1.41	11.41	16.08	(5)	116	0.60	(4)	7.98	(4)	1.70	(4)	4	(5)

1.44	11.44	16.40	(5)	931	0.40	(4)	7.97	(4)	1.90	(4)	4	(5)

1.41	$11.41	15.85	%(5)	$116	0.85	%(4)	8.36	%(4)	1.45	%(4)	3	%(5)

1.41	11.41	16.11	(5)	116	0.60	(4)	8.11	(4)	1.70	(4)	3	(5)

1.43	11.43	16.31	(5)	931	0.40	(4)	8.11	(4)	1.90	(4)	3	(5)

1.41	$11.41	15.86	%(5)	$116	0.85	%(4)	8.39	%(4)	1.45	%(4)	10	%(5)

1.41	11.41	16.13	(5)	116	0.60	(4)	7.46	(4)	1.99	(4)	10	(5)

1.43	11.43	16.33	(5)	931	0.40	(4)	8.13	(4)	1.90	(4)	10	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2060 Target Date Retirement Income Fund
Class A
1/11/16(3) to 12/31/16	$10.00	0.16	1.42	1.58	(0.17)	—	(0.17)
Class I
1/11/16(3) to 12/31/16	10.00	0.18	1.42	1.60	(0.19)	—	(0.19)
Class R6
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

1.41	$11.41	15.83	%(5)	$153	0.85	%(4)	8.90	%(4)	1.67	%(4)	3	%(5)

1.41	11.41	16.06	(5)	136	0.60	(4)	7.93	(4)	1.72	(4)	3	(5)

1.44	11.44	16.36	(5)	931	0.40	(4)	8.02	(4)	1.90	(4)	3	(5)

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	Each Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Inception date
(4)	Annualized
(5)	Not Annualized
(6)	Sales charges, where applicable, are not reflected in the total return calculation.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT

DECEMBER 31, 2016

Note 1—Organization

Virtus Retirement Trust (the “Trust”) was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

As of the date of this report the Trust is comprised of ten funds (each a “Fund”), each reported in this annual report. Each Fund’s investment objective is outlined on the Portfolio Manager Fund Commentary page. There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class I shares, and Class R6 shares.

Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class I shares and Class R6 shares are sold without a front end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans,

such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) approved by the Trust’s Board of Trustees (the “Board”) and has exclusive voting rights with respect to such plan(s). Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2—Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Retirement Investment Advisers, LLC (“VRIA” or the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.

As compensation for its services to the Funds, the Adviser is entitled to a fee of 0.30% of the average daily net assets of each Fund.

B.	Subadviser

Dimensional Fund Advisors LP (“Dimensional”) is the subadviser to the Funds. The subadviser manages the investments of each Fund for which it is paid a fee by the Adviser.

C.	Expense Limits

VRIA has contractually agreed to limit the total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses) of the Funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table through December 31, 2017.

	Class A Shares	Class I Shares	Class R6 Shares

DFA 2015 Target Date Retirement Income Fund	0.85%	0.60%	0.40%
DFA 2020 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2025 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2030 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2035 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2040 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2045 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2050 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2055 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2060 Target Date Retirement Income Fund	0.85	0.60	0.40

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

Following the contractual period, VRIA may discontinue these arrangements at any time.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement within three years after the date on which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

Fiscal Year Ended 2019

DFA 2015 Target Date Retirement Income Fund	$81
DFA 2020 Target Date Retirement Income Fund	81
DFA 2025 Target Date Retirement Income Fund	81
DFA 2030 Target Date Retirement Income Fund	81
DFA 2035 Target Date Retirement Income Fund	81
DFA 2040 Target Date Retirement Income Fund	81
DFA 2045 Target Date Retirement Income Fund	81
DFA 2050 Target Date Retirement Income Fund	81
DFA 2055 Target Date Retirement Income Fund	81
DFA 2060 Target Date Retirement Income Fund	81

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the fiscal year (the “period”) ended December 31, 2016 for Class A shares, it retained net commissions of $5 and deferred sales charges of $0, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rate of 0.25% for Class A shares. Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge (“CDSC”), the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended December 31, 2016, the Funds incurred administration fees totaling $10 which are included in the Statements of Operations.

For the period ended December 31, 2016, the Funds incurred transfer agent fees totaling $3 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

G.	Affiliated Accounts

At December 31, 2016, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
DFA 2015 Target Date Retirement Income Fund
Class A	10,172	$108
Class I	10,192	108
Class R6	81,531	867
DFA 2020 Target Date Retirement Income Fund
Class A	10,146	110
Class I	10,162	110
Class R6	81,294	885
DFA 2025 Target Date Retirement Income Fund
Class A	10,156	112
Class I	10,176	112
Class R6	81,403	900
DFA 2030 Target Date Retirement Income Fund
Class A	10,154	113
Class I	10,173	113
Class R6	81,385	906
DFA 2035 Target Date Retirement Income Fund
Class A	10,149	113
Class I	10,166	113
Class R6	81,326	908
DFA 2040 Target Date Retirement Income Fund
Class A	10,146	115
Class I	10,168	115
Class R6	81,342	922
DFA 2045 Target Date Retirement Income Fund
Class A	10,153	116
Class I	10,174	116
Class R6	81,395	931
DFA 2050 Target Date Retirement Income Fund
Class A	10,153	116
Class I	10,177	116
Class R6	81,410	931
DFA 2055 Target Date Retirement Income Fund
Class A	10,154	116
Class I	10,178	116
Class R6	81,417	931

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

	Shares	Aggregate Net Asset Value
DFA 2060 Target Date Retirement Income Fund
Class A	10,151	$116
Class I	10,172	116
Class R6	81,374	931

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at December 31, 2016.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended December 31, 2016, were as follows:

	Purchases	Sales

DFA 2015 Target Date Retirement Income Fund	$1,177	$77
DFA 2020 Target Date Retirement Income Fund	1,314	64
DFA 2025 Target Date Retirement Income Fund	1,224	64
DFA 2030 Target Date Retirement Income Fund	1,195	63
DFA 2035 Target Date Retirement Income Fund	1,259	53
DFA 2040 Target Date Retirement Income Fund	1,087	33
DFA 2045 Target Date Retirement Income Fund	1,080	41
DFA 2050 Target Date Retirement Income Fund	1,039	35
DFA 2055 Target Date Retirement Income Fund	1,109	105
DFA 2060 Target Date Retirement Income Fund	1,094	34

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

Note 5—Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	DFA 2015 Target Date Retirement Income Fund				DFA 2020 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016				From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	23		$241		32		$349
Reinvestment of distributions	—	(1)	4		—	(1)	5
Shares repurchased	(4)		(43)		—	(1)	(3)

Net Increase / (Decrease)	19		$202		32		$351

Class I
Sale of shares	10		$101		10		$100
Reinvestment of distributions	—	(1)	2		—	(1)	2
Shares repurchased	—		—		—	(1)	—	(2)

Net Increase / (Decrease)	10		$103		10		$102

Class R6
Sale of shares	80		$800		80		$800
Reinvestment of distributions	2		16		1		14
Shares repurchased	—		—		—		—

Net Increase / (Decrease)	82		$816		81		$814

	DFA 2025 Target Date Retirement Income Fund				DFA 2030 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016				From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	24		$255		22		$228
Reinvestment of distributions	—	(1)	4		—	(1)	3
Shares repurchased	—	(1)	—	(2)	—	(1)	—	(2)

Net Increase / (Decrease)	24		$259		22		$231

Class I
Sale of shares	10		$100		10		$100
Reinvestment of distributions	—	(1)	2		—	(1)	2
Shares repurchased	—	(1)	—	(2)	—	(1)	—	(2)

Net Increase / (Decrease)	10		$102		10		$102

Class R6
Sale of shares	80		$800		80		$800
Reinvestment of distributions	1		16		1		16
Shares repurchased	—		—		—		—

Net Increase / (Decrease)	81		$816		81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

	DFA 2035 Target Date Retirement Income Fund			DFA 2040 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	31		$320	14		$144
Reinvestment of distributions	—	(1)	5	—	(1)	2
Shares repurchased	(2)		(19)	—	(1)	—	(2)

Net Increase / (Decrease)	29		$306	14		$146

Class I
Sale of shares	10		$100	11		$108
Reinvestment of distributions	—	(1)	2	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	10		$102	11		$110

Class R6
Sale of shares	80		$800	80		$800
Reinvestment of distributions	1		15	1		15
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	81		$815	81		$815

	DFA 2045 Target Date Retirement Income Fund			DFA 2050 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	14		$141	10		$100
Reinvestment of distributions	—	(1)	2	—	(1)	2
Shares repurchased	—	(1)	(6)	—		—

Net Increase / (Decrease)	14		$137	10		$102

Class I
Sale of shares	10		$100	10		$100
Reinvestment of distributions	—	(1)	2	—	(1)	2
Shares repurchased	—	(1)	— (2)	—		—

Net Increase / (Decrease)	10		$102	10		$102

Class R6
Sale of shares	80		$800	80		$800
Reinvestment of distributions	1		16	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	81		$816	81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

	DFA 2055 Target Date Retirement Income Fund				DFA 2060 Target Date Retirement Income Fund
	From Inception January 11, 2016 to December 31, 2016				From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	10		$100		13		$136
Reinvestment of distributions	—	(1)	2		—	(1)	2
Shares repurchased	—	(1)	—	(2)	—	(1)	—	(2)

Net Increase / (Decrease)	10		$102		13		$138

Class I
Sale of shares	16		$170		12		$120
Reinvestment of distributions	—	(1)	2		—	(1)	2
Shares repurchased	(6)		(69)		—	(1)	—	(2)

Net Increase / (Decrease)	10		$103		12		$122

Class R6
Sale of shares	80		$800		80		$800
Reinvestment of distributions	1		16		1		16
Shares repurchased	—		—		—		—

Net Increase / (Decrease)	81		$816		81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

Note 6—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest in ETFs, which may expose the Funds to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Funds of owning shares of the ETF will exceed those the Funds would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

Note 7—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At December 31, 2016, the Funds did not hold any securities that were both illiquid and restricted.

Note 8—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 9—Federal Income Tax Information

($ reported in thousands)

At December 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)

DFA 2015 Target Date Retirement Income Fund	$1,105	$59	$—		$59
DFA 2020 Target Date Retirement Income Fund	1,252	79	—	(1)	79
DFA 2025 Target Date Retirement Income Fund	1,162	101	—	(1)	101
DFA 2030 Target Date Retirement Income Fund	1,134	111	—	(1)	111

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)
DFA 2035 Target Date Retirement Income Fund	$1,209	$125	$—	(1)	$125
DFA 2040 Target Date Retirement Income Fund	1,056	131	—	(1)	131
DFA 2045 Target Date Retirement Income Fund	1,041	141	—	(1)	141
DFA 2050 Target Date Retirement Income Fund	1,006	138	—	(1)	138
DFA 2055 Target Date Retirement Income Fund	1,006	138	—	(1)	138
DFA 2060 Target Date Retirement Income Fund	1,061	140	—	(1)	140

(1)	Amount is less than $500.

The differences between book basis cost and tax basis cost were primarily attributable to the tax deferral of losses on wash sales.

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed above) consist of the following:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains

DFA 2015 Target Date Retirement Income Fund	$—	(1)	$3
DFA 2020 Target Date Retirement Income Fund	1		3
DFA 2025 Target Date Retirement Income Fund	2		2
DFA 2030 Target Date Retirement Income Fund	2		2
DFA 2035 Target Date Retirement Income Fund	1		3
DFA 2040 Target Date Retirement Income Fund	—	(1)	4
DFA 2045 Target Date Retirement Income Fund	—	(1)	4
DFA 2050 Target Date Retirement Income Fund	1		3
DFA 2055 Target Date Retirement Income Fund	1		3
DFA 2060 Target Date Retirement Income Fund	—	(1)	4

(1)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences may include the treatment of non-taxable dividends, foreign currency gain or loss, derivatives, passive foreign investment companies, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales and other differences. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The tax character of dividends and distributions paid during the fiscal period ended December 31, 2016, was as follows:

	2016
	Ordinary Income	Total

DFA 2015 Target Date Retirement Income Fund	$22	$22
DFA 2020 Target Date Retirement Income Fund	21	21
DFA 2025 Target Date Retirement Income Fund	22	22
DFA 2030 Target Date Retirement Income Fund	21	21
DFA 2035 Target Date Retirement Income Fund	22	22
DFA 2040 Target Date Retirement Income Fund	19	19
DFA 2045 Target Date Retirement Income Fund	20	20
DFA 2050 Target Date Retirement Income Fund	20	20
DFA 2055 Target Date Retirement Income Fund	20	20
DFA 2060 Target Date Retirement Income Fund	20	20

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2016, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)		Accumulated Net Realized Gain (Loss)

DFA 2015 Target Date Retirement Income Fund	$—	$—	(1)	$—	(1)
DFA 2020 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2025 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2030 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2035 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2040 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2045 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2050 Target Date Retirement Income Fund	—	—	(1)	—	(1)

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

	Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)		Accumulated Net Realized Gain (Loss)
DFA 2055 Target Date Retirement Income Fund	$—	$—	(1)	$—	(1)
DFA 2060 Target Date Retirement Income Fund	—	—	(1)	—	(1)

(1)	Amount less than $500.

Note 10—10% Shareholders

As of December 31, 2016, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

DFA 2015 Target Date Retirement Income Fund	73%	1*
DFA 2020 Target Date Retirement Income Fund	66	1*
DFA 2025 Target Date Retirement Income Fund	70	1*
DFA 2030 Target Date Retirement Income Fund	72	1*
DFA 2035 Target Date Retirement Income Fund	80	2*
DFA 2040 Target Date Retirement Income Fund	76	1*
DFA 2045 Target Date Retirement Income Fund	78	1*
DFA 2050 Target Date Retirement Income Fund	90	2*
DFA 2055 Target Date Retirement Income Fund	90	2*
DFA 2060 Target Date Retirement Income Fund	76	1*

*	Includes affiliated accounts

Note 11—Borrowings

($ reported in thousands)

Effective January 11, 2016, the inception date of the Funds, the Funds were added into a pre-existing $50,000 Secured Line of Credit Agreement (the “Agreement”) with other affiliated funds with a commercial bank (the “Bank”) that allows the Funds to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the Agreement. On June 29, 2016, this agreement was renewed. The agreement has a term of 364 days and is renewable by the Funds with the Bank’s consent. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and affiliated funds that

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2016

are party to the agreement are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Funds had no outstanding borrowings at any time during the period ended December 31, 2016.

Note 12—Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 13—New Accounting Pronouncement

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompany notes.

Note 14—Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees

and Shareholders of

Virtus Retirement Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2025 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, Virtus DFA 2055 Target Date Retirement Income Fund and Virtus DFA 2060 Target Date Retirement Income Fund (constituting Virtus Retirement Trust, hereafter referred to as the “Trust”) as of December 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period January 11, 2016 (commencement of operations) through December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2017

VIRTUS RETIREMENT TRUST

TAX INFORMATION NOTICE

DECEMBER 31, 2016

For the fiscal year ended December 31, 2016, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long-term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.

Fund	QDI	DRD	LTCG
DFA 2015 Target Date Retirement Income Fund	23%	13%	$3
DFA 2020 Target Date Retirement Income Fund	36	20	3
DFA 2025 Target Date Retirement Income Fund	48	27	2
DFA 2030 Target Date Retirement Income Fund	62	35	2
DFA 2035 Target Date Retirement Income Fund	79	44	3
DFA 2040 Target Date Retirement Income Fund	93	52	3
DFA 2045 Target Date Retirement Income Fund	96	54	4
DFA 2050 Target Date Retirement Income Fund	96	54	3
DFA 2055 Target Date Retirement Income Fund	95	54	3
DFA 2060 Target Date Retirement Income Fund	96	54	4

FUND MANAGEMENT TABLES

Information pertaining to the Trustees and officers of the Trust as of December 31, 2016, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 367-5877.

The address of each individual, unless otherwise noted, is c/o Virtus Retirement Trust, 101 Munson Street, Greenfield, MA 01301. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 65 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 69 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2016 65 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (since 1999), USAllianz Variable Insurance Product Trust (42 portfolios).
Mallin, John R. YOB: 1950 Served Since: 2016 65 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 65 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Trustee (since 2016), Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Mutual Fund Complex (52 portfolios); and Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); Trustee, Virtus Variable Insurance Trust (9 portfolios) (since 2008); and Trustee, John Hancock Fund Complex (since 2000) (collectively, 228 portfolios).
McLoughlin, Philip YOB: 1946 Served Since: 1996 74 Portfolios	Retired. Director and Chairman (since 2016), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee/Director and Chairman (since 2011), Virtus Closed-End Funds (3 funds); Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Complex (52 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 69 Portfolios	Retired. Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Complex (52 portfolios).

FUND MANAGEMENT TABLES (Continued)

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Oates, James M. YOB: 1946 Served Since: 1996 70 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios); Trustee/Director (since 2013), Virtus Closed-End Funds (3 funds); Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (since 2000), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Complex (52 portfolios).
Segerson, Richard E. YOB: 1948 Served Since: 1996 65 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Complex (52 portfolios).
Verdonck, Ferdinand L.J. YOB: 1942 Served Since: 2006 65 Portfolios	Vice Chairman (since 2014), Affirmed Therapeutics (biotechnology); Director (1998 to 2015), The J.P. Morgan Continental European Investment Trust; Director (2005 to 2013), Galapagos N.V. (biotechnology); Director (1998 to 2015) Groupe SNEF; and Mr. Verdonck is also a director of several non-U.S. companies. Trustee (since 2016) Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); and Trustee (since 2002), Virtus Mutual Fund Complex (52 portfolios).

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 70 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (1 fund); Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (3 funds); Trustee (since 2006), Virtus Mutual Funds (52 portfolios); and Director, President and Chief Executive Officer (since 2006), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.

*	Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Continued)

Officers

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Complex; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Closed-End Funds; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President, Chief Financial Officer and Treasurer (2013 to 2016), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust.

FUND MANAGEMENT TABLES (Continued)

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Vice President and Chief Compliance Officer since 2011.	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008-2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Complex; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Closed-End Funds; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

VIRTUS RETIREMENT TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Retirement Investment Advisers, LLC

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

2 Commerce Square Suite 1700

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services 1-800-243-1574

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com.

8001	02-17

P.O. Box 9874 Providence, RI 02940-8074

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(c)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)	The Registrant’s Board of Trustees has determined that each of Thomas J. Brown, Donald C. Burke and Richard E. Segerson possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Messrs. Brown, Burke and Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $19,309 for 2016. The Registrant was not operational in 2015.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016. The Registrant was not operational in 2015. This represents the review of the semi-annual financial statements, and out of pocket expenses.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2016. The Registrant was not operational in 2015.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $686,723 for 2016. The Registrant was not operational in 2015.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Retirement Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. Thomas J. Brown, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0% for 2016 and 2015

(c) 0% for 2016 and 2015

(d) Not applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $686,723 for 2016. The Registrant was not operational in 2015.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Retirement Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/10/2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	3/10/2017

*	Print the name and title of each signing officer under his or her signature.